UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2


1.	Name and address of issuer:

		Goldman Sachs Trust
		4900 Sears Tower
		Chicago, Illinois 60606

2.	The Name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

		Goldman Sachs Balanced Fund
		Goldman Sachs Concentrated Growth Fund
          Goldman Sachs Capital Growth Fund
          Goldman Sachs CORE Large Cap Growth Fund
          Goldman Sachs CORE Large Cap Value Fund
          Goldman Sachs CORE Small Cap Equity Fund
          Goldman Sachs CORE U.S. Equity Fund
          Goldman Sachs Growth and Income Fund
          Goldman Sachs Growth Opportunities Fund
          Goldman Sachs Strategic Growth Fund
          Goldman Sachs Mid Cap Value Fund
          Goldman Sachs Small Cap Value Fund
          Goldman Sachs Asia Growth Fund
          Goldman Sachs CORE International Equity Fund
          Goldman Sachs Emerging Markets Equity Fund
          Goldman Sachs European Equity Fund
          Goldman Sachs International Equity Fund
          Goldman Sachs International Growth Opportunities Fund
          Goldman Sachs Japanese Equity Fund
 		Goldman Sachs Large Cap Value Fund
		Goldman Sachs Research Select Fund

3.	Investment Company Act File Number:  811-5349

	Securities Act File Number:  33-17619

4(a)	Last day of fiscal year for which this Form is filed:

			August 31, 2004

4(b)	[  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction
A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c)	[   ] Check box if this is the last time the issuer will be filing this
 Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities
		sold during the fiscal year pursuant
		to section 24(f):                       $ 4,313,197,609

	(ii)	Aggregate price of securities
		redeemed or repurchased during the
		fiscal year:                            $ 3,369,455,909
	(iii)Aggregate price of securities
          redeemed or repurchased during
          any prior fiscal year ending no
          earlier than October 11, 1995 that
          were not previously used to reduce
          registration fees payable to the
          Commission:                             $ 23,527,080,301


	(iv) Total available redemption credits
          [add Items 5(ii) and 5(iii):            $ 26,896,536,210


	(v)  Net sales - if Item 5(i) is
          greater than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:             $              0

	(vi) Redemption credits available
          for use in future years - if
          Item 5(i) is less than Item 5(iv)
          [subtract Item 5(iv) from Item
		5(i)]:                              $ 22,583,338,601

	(vii) Multiplier for determining
           registration fee (See
           Instruction C.9):                        x 0.00012670


	(viii) Registration fee due [multiply
            Item 5(v) by Item 5(vii)]
            (enter "0" if no fee is due):         =$             0


6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
 deducted here:    0   . If there is a number of shares or other units
 that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for
 use by the issuer in future fiscal years, then state that number here:   0  .

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                        +$  0
8.	Total of the amount of the registration fee due plus any interest due
 [line 5(viii) plus line 7]:
                                                        =$ 0

9.	Date the registration fee and any interest payment was sent to the
 Commission's lockbox depository:

	Method of Delivery:

	[  ] Wire Transfer
	[  ] Mail or other means

	SIGNATURES

This report has been signed below by the following persons on behalf of the issuers and in the capacities and on the dates indicated.

By (Signature and Title)*
					 	                              S/   Peter W. Fortner
					                              		Peter W. Fortner
			                                  Assistant Treasurer

Date:  November 22, 2004


*Please print the name and title of the signing officer below the signature
??